Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,679.93
Total Transaction Valuation	12,164,571.20
Total Offset Amount	0.00
Net Fee	$ 1,679.93
Offering Table N/A
Offset Table N/A	N/A